SCHEDULE OF FORTH THE CLASS A RESTRICTED SHARE UNITS ACTIVITY (Details) - Class A Restricted Share Unit [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares, outstanding ending balances	2,726,000	5,299,000
Weighted average grant date fair value, outstanding ending balances	$ 3.94	$ 3.96
Number of restricted shares, granted	1,000,000	72,000
Weighted average grant date fair value, granted	$ 0.74	$ 2.38
Number of restricted shares, vested	(1,351,750)	(2,645,000)
Weighted average grant date fair value, vested	$ 3.94	$ 3.96
Number of restricted shares, outstanding ending balances	2,374,250	2,726,000
Weighted average grant date fair value, outstanding ending balances	$ 2.57	$ 3.94